Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.165		$ 0.155		$ 0.33		$ 0.31
Average number of shares eligible for dividend	453,933		453,376		453,878		453,334
Total dividends paid	$ 73,057	$ 74,880	$ 68,863	$ 70,261		$ 139,926
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 74,899	$ 74,880	$ 70,273	$ 70,261	$ 149,780	$ 140,632	$ 140,534